Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings [Line Items]
Interest bearing borrowings	$ 1,433,172	$ 1,110,171
R&D prepayment loan [Member]
Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings [Line Items]
Interest bearing borrowings	1,000,000	700,000
Other loans [Member]
Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings [Line Items]
Interest bearing borrowings	207,712	410,171
Convertible notes payable [Member]
Interest Bearing Borrowings (Details) - Schedule of Interest Bearing Borrowings [Line Items]
Interest bearing borrowings	$ 225,460